Accrued Expenses - Accrued Expenses (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jul. 02, 2011
Notes to Financial Statements
Accrued legal and accounting	$56,366		$72,700
Accrued payroll	273,145		456,322
Accrued other	182,880		131,009
Total Accrued Expenses	$ 512,391	$ 660,031	$ 660,031